Label	Element	Value
Neuberger Commodity Strategy ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Neuberger Commodity Strategy ETF
Objective [Heading]	oef_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2029
Expense Example [Heading]	oef_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	102.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed income instruments. Commodities are assets such as oil, natural gas, agricultural products or metals.
The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”).
The Subsidiary is managed by Neuberger Berman Investment Advisers LLC and has the same investment goal as the Fund. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary at the end of any quarter of its taxable year.
In managing the Fund’s commodity investments, the Portfolio Managers seek to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Portfolio Managers seek to provide investors with an investment vehicle whose returns are not highly correlated with other major asset classes. The Fund may take short positions in commodities. These shorts, bought as derivatives, either anticipate price declines or serve as hedging strategies for risk management.
The Portfolio Managers will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Portfolio Managers believe to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, metals, including industrial and strategic metals (e.g., uranium) and precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee)); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.
From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors the performance of your investment in the Fund will likely be affected by events affecting the performance of those sectors. Additional information about certain risks related to the various commodities market sectors are summarized under “Additional Information about Principal Investment Risks” in the Prospectus.
The Fund’s fixed income investments will be primarily in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. government and its agencies and instrumentalities, mortgage-backed securities, asset-backed securities, and securities issued by corporations or trust entities as well as floating rate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund also aims to keep the duration of the fixed income portfolio short.
The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities, and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds or other fixed income investments, as described above. In relation to this Fund, notional refers to the total value of the Fund’s aggregate positions. The Fund’s (and the Subsidiary’s) use of commodity-linked derivative instruments to obtain long and short exposure to the commodity markets may result in leverage, which amplifies the risks that are associated with the commodities underlying the derivative instruments. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time.
Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other foreign instruments, which may be denominated in any currency.
In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund. The Fund commenced operations after the assets of another investment company, Neuberger Berman Commodity Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 21, 2022. The Fund adopted the performance history of its predecessor fund. The information shown below prior to October 21, 2022 is for the predecessor fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees, including those of the predecessor fund, during certain of the periods shown.
While the Fund’s shares would have substantially similar annual returns to the Institutional Class shares of the predecessor fund, their performance may differ from that shown because the Fund has lower expenses than the predecessor fund’s Institutional Class shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Institutional Class shares. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.nb.com/ETF
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	oef_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best quarter:	Q1 2022	22.68%
Worst quarter:	Q1 2020	-28.26%
Year to Date performance as of:	09/30/2025	12.42%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	12.42%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	22.68%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(28.26%)
Performance Table Heading	oef_PerformanceTableHeading	average annual total % returns as of 12/31/2024
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Commodity Strategy ETF
Neuberger Commodity Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Fund is not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Neuberger Commodity Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Neuberger Commodity Strategy ETF | All Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Most of the Fund’s performance depends on what happens in the commodity and stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.
The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Neuberger Commodity Strategy ETF | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Call Risk. Upon the issuer’s desire to call a security, or under other circumstances where a security is called, which may happen for a number of reasons, such as declining interest rates or changes in credit spreads, the issuer can opt to repay the obligation underlying a “callable security” early. When this occurs, the Fund may have to reinvest the proceeds in an investment offering a lower yield or with a higher risk of default and may not realize the full anticipated benefit from such investment.

Neuberger Commodity Strategy ETF | Commodity Regulatory Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Commodity Regulatory Risk. The Fund is deemed a “commodity pool” and the Fund’s investment manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The Fund’s investment manager is therefore subject to dual regulation by the Securities and Exchange Commission and the Commodity Futures Trading Commission (“CFTC”). Compliance with regulations governing commodity pools may increase the Fund’s regulatory compliance costs. To avoid exceeding any applicable position limits established by the CFTC, the Fund’s positions in commodity contracts may have to be liquidated at disadvantageous times or prices, which may adversely impact the Fund. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely impact the Fund, and may compel the Fund to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Fund.

Neuberger Commodity Strategy ETF | Commodity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets are impacted by a variety of factors, including market movements, resource availability, commodity price volatility, speculation in the commodities markets, domestic and foreign political and economic events and policies, trade policies and tariffs, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate quickly and widely due to supply and demand disruptions in major producing or consuming regions and may not correlate to price movements in other asset classes. To the extent the Fund focuses its investments in a particular commodity in the commodities market or a particular sector of the commodities market, the Fund will be more susceptible to risks associated with the particular commodity or particular commodity sector. No active trading market may exist for certain commodities investments. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Neuberger Commodity Strategy ETF | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund’s securities. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Neuberger Commodity Strategy ETF | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund is exposed directly or indirectly to foreign currencies, including through its investments, or invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political or regulatory developments in the U.S. or abroad.

Neuberger Commodity Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. Use of derivatives is a highly specialized activity that can involve investment techniques, analysis and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses.
Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. The value of a derivative instrument depends largely on (and is derived from) the value of the reference instrument underlying the derivative. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. When the Fund uses derivatives, it will likely be required to provide margin or collateral; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral could limit the Fund's ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and actual and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
Additional risks associated with certain types of derivatives are discussed below:
Futures. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a fund to close out a position when desired. In the absence of such limits, the liquidity of the futures market depends on participants entering into offsetting transactions rather than taking or making delivery. To the extent the Fund enters into futures contracts requiring physical delivery (e.g., certain commodities contracts), the inability of the Fund to take or make physical delivery can negatively impact performance.

Neuberger Commodity Strategy ETF | ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as authorized participants. Only an authorized participant may transact in creation and redemption transactions directly with the Fund, and authorized participants are not obligated to engage in such transactions. To the extent they exit the business or are otherwise unable or unwilling to proceed in creation and redemption transactions with the Fund, such as in times of market stress, and no other Authorized Participant is able to step forward to create or redeem, trading in Fund shares may be significantly diminished, bid-ask spreads may widen and shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. To the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes, this risk is heightened.
Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is less liquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of shares in the form of transaction fees. However, the Fund has capped the total transaction fees that may be charged in connection with redemptions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an authorized participant, the Fund’s performance could be negatively impacted.
International Closed Market Trading Risk. To the extent the Fund’s investments trade in markets that are closed when the Fund and NYSE Arca, Inc. (“Exchange”) are open, there are likely to be deviations between current pricing of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). As a result, premiums or discounts to NAV may develop in share prices, and bid-ask spreads may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.
Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads, which is the difference between the highest price a buyer is willing to pay to purchase shares of a fund (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market, and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. The bid-ask spread, which varies over time, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, the bid-ask spread can be affected by the liquidity of the Fund’s underlying investments and can widen if the Fund’s underlying investments become less liquid or illiquid. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s shares will continue to be listed.

Neuberger Commodity Strategy ETF | Foreign Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Neuberger Commodity Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Neuberger Commodity Strategy ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Neuberger Commodity Strategy ETF | Issuer-Specific Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Neuberger Commodity Strategy ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large Shareholder Risk. Certain large shareholders, including Authorized Participants, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, brokerage costs, and expenses. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Neuberger Commodity Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leverage Risk. Leverage amplifies changes in the Fund’s net asset value and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses or magnify the risks of other portfolio investments. There can be no assurance that the Fund’s use of any leverage will be successful and the Fund may need to dispose of some of its holdings at unfavorable times or prices. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Neuberger Commodity Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.
Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Neuberger Commodity Strategy ETF | Market Direction Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. The markets may have considerable volatility from day to day and even in intra-day trading.

Neuberger Commodity Strategy ETF | Market Volatility Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Neuberger Commodity Strategy ETF | Model Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Model Risk. To a significant extent, the Fund’s performance will depend on the success of implementing and managing the investment models that assist in allocating the Fund’s assets. Models that have been formulated on the basis of past market data may not be indicative of future price movements. Models rely on data inputs and such data may be incorrect or incomplete making the model unreliable. Models may not be reliable or produce unexpected results if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic performance of individual markets and their relationship to one another or to other macroeconomic events. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred. The performance of the investment models may be impacted by software or other technology malfunctions, programming inaccuracies, and similar circumstances.

Neuberger Commodity Strategy ETF | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. The value of mortgage- and asset-backed securities, including collateralized mortgage instruments, will be influenced by the factors affecting the housing market or the assets underlying the securities. These securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition, investments in mortgage- and asset-backed securities may be subject to prepayment risk and extension risk, call risk, credit risk, valuation risk, and illiquid investment risk, sometimes to a higher degree than various other types of debt securities. These securities are also subject to the risk of default on the underlying mortgages or assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Neuberger Commodity Strategy ETF | Natural Resources Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Natural Resources Risk. Investments related to natural resources (including MLPs) may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. In addition, interest rates, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; international economic developments, energy conservation, tax and other government regulations (both U.S. and foreign) can affect the profitability and value of securities issued by these companies. Additionally, natural resource investments are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for these companies may adversely impact their profitability. These types of companies have historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole.

Neuberger Commodity Strategy ETF | Other Investment Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange traded funds (ETFs), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

Neuberger Commodity Strategy ETF | Prepayment and Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow into the issuer, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result of prepayment, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates, and may lose any premium it paid to acquire the security. Conversely, rising market interest rates generally result in slower payoffs or extensions, which effectively increases the duration of certain debt securities, heightening interest rate risk and increasing the magnitude of any resulting price declines.

Neuberger Commodity Strategy ETF | Recent Market Conditions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with the trade and security agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of such regulations is not currently known and certain changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Neuberger Commodity Strategy ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Neuberger Commodity Strategy ETF | Short Sale Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Short Sale Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Because the Fund may invest the proceeds of a short sale, an effect of short selling on the Fund is leverage, in that it amplifies changes in the Fund’s net asset value since it increases the exposure of the Fund to the market. The Fund may not always be able to close out a short position at a favorable time or price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund. Short sales, at least theoretically, present a risk of unlimited loss on an individual security basis, particularly in cases where the Fund is unable, for whatever reason, to close out its short position, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The Fund may utilize the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise.

Neuberger Commodity Strategy ETF | Subsidiary Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments and operations. The commodity-linked derivative instruments and other investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, present the same risks whether they are held by the Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Manager, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, the Manager will treat the assets of the Subsidiary generally in the same manner as assets that are held directly by the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund and its shareholders.

Neuberger Commodity Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tax Risk. To qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”) (“RIC”), and be eligible to receive “pass-through” tax treatment, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from types of income treated as “qualifying income” under the Code. Although income from certain commodity investments held by a Subsidiary would not be qualifying income if received directly by the Fund, the Code provides that a RIC’s “subpart F income” inclusions will be treated as qualifying income if the CFC distributes such income to the RIC during the year of inclusion. Further, the Service has issued Regulations providing that the annual net profit, if any, realized by a Subsidiary and included in the Fund’s income under the subpart F rules will constitute “qualifying income” for purposes of remaining qualified as a RIC whether or not the included income is distributed by the Subsidiary to the Fund if the Fund makes its investment in the Subsidiary as part of the Fund’s business of investing in stocks and securities. The Fund has also received an option of counsel, which is not binding on the Service or the courts, that income the Fund derives from the Subsidiary should constitute qualifying income.
The federal income tax treatment of the Fund’s income from the Subsidiary may be adversely affected by future legislation, other Treasury regulations, and/or other guidance issued by the Service that could affect the character, timing of recognition, and/or amount of the Fund’s taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the qualifying income test for any taxable year but was eligible to and did cure the failure, it would incur potentially significant federal income tax expense. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at the corporate tax rate, with the consequences that its income available for distribution to shareholders would be reduced and all such distributions from its current or accumulated earnings and profits would be taxable to its shareholders as dividend income. In that event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

Neuberger Commodity Strategy ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices, including due to changes in interest rates, of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Securities not backed by the full faith and credit of the U.S. Treasury carry at least some risk of non-payment or default.
A summary of the Fund’s additional principal investment risks is as follows:

Neuberger Commodity Strategy ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. While the Manager may restrict certain uses of AI tools, the Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Neuberger Commodity Strategy ETF | Risk Management [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Neuberger Commodity Strategy ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Neuberger Commodity Strategy ETF | Neuberger Commodity Strategy ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.59%
Other expenses of Fund	oef_Component1OtherExpensesOverAssets	0.03%
Other expenses of Subsidiary	oef_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.65%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	388
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 910
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.28%
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.23%
Neuberger Commodity Strategy ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(24.73%)
Annual Return [Percent]	oef_AnnlRtrPct	10.83%
Annual Return [Percent]	oef_AnnlRtrPct	6.51%
Annual Return [Percent]	oef_AnnlRtrPct	(10.48%)
Annual Return [Percent]	oef_AnnlRtrPct	12.16%
Annual Return [Percent]	oef_AnnlRtrPct	(1.58%)
Annual Return [Percent]	oef_AnnlRtrPct	29.80%
Annual Return [Percent]	oef_AnnlRtrPct	17.03%
Annual Return [Percent]	oef_AnnlRtrPct	(6.11%)
Annual Return [Percent]	oef_AnnlRtrPct	6.47%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.92%
Neuberger Commodity Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.10%
Neuberger Commodity Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.39%

[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.64% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund, including those fees and expenses waived or reimbursed for the predecessor fund, Neuberger Berman Commodity Strategy Fund, provided that repayment does not cause annual Operating Expenses to exceed 0.64% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense. For purposes of the contractual expense limitation, Operating Expenses shall be deemed to include the Operating Expenses of the Fund’s wholly owned Cayman Islands subsidiary (see the “Principal Investment Strategies” section).